Intangible Assets and Goodwill - Detailed Information of Intangible assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	$ 647,379	$ 231,925
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	65,400	6,071
Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	35,730	0
Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	1,610	3,577
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	89,347	83,447
Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	3,431	1,111
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	451,861	137,719
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	237,070	78,844
Additions	4,608	4,466
Additions from acquisitions	423,317	153,760
Foreign exchange	4
Measurement period adjustments	2,775
Ending balance	667,774	237,070
Gross carrying amount [member] | Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	6,929	5,429
Additions	0	0
Additions from acquisitions	52,200	1,500
Foreign exchange	0
Measurement period adjustments	11,400
Ending balance	70,529	6,929
Gross carrying amount [member] | Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	0	0
Additions	0	0
Additions from acquisitions	41,800	0
Foreign exchange	0
Measurement period adjustments	(2,100)
Ending balance	39,700	0
Gross carrying amount [member] | Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	6,842	2,389
Additions	1,886	4,453
Additions from acquisitions	0	0
Foreign exchange	0
Measurement period adjustments	0
Ending balance	8,728	6,842
Gross carrying amount [member] | Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	83,447	18,047
Additions	0	0
Additions from acquisitions	5,900	65,400
Foreign exchange	0
Measurement period adjustments	0
Ending balance	89,347	83,447
Gross carrying amount [member] | Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	2,133	1,833
Additions	2,722	0
Additions from acquisitions	2,865	300
Foreign exchange	0
Measurement period adjustments	(111)
Ending balance	7,609	2,133
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	137,719	51,146
Additions	0	13
Additions from acquisitions	320,552	86,560
Foreign exchange	4
Measurement period adjustments	(6,414)
Ending balance	451,861	137,719
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	(5,145)	(2,234)
Amortization	(15,250)	(2,911)
Ending balance	(20,395)	(5,145)
Accumulated depreciation and amortisation [member] | Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	(858)	(130)
Amortization	(4,271)	(728)
Ending balance	(5,129)	(858)
Accumulated depreciation and amortisation [member] | Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	0	0
Amortization	(3,970)	0
Ending balance	(3,970)	0
Accumulated depreciation and amortisation [member] | Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	(3,265)	(1,866)
Amortization	(3,853)	(1,399)
Ending balance	(7,118)	(3,265)
Accumulated depreciation and amortisation [member] | Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	0	0
Amortization	0	0
Ending balance	0	0
Accumulated depreciation and amortisation [member] | Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	(1,022)	(238)
Amortization	(3,156)	(784)
Ending balance	(4,178)	(1,022)
Accumulated depreciation and amortisation [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	0	0
Amortization	0	0
Ending balance	$ 0	$ 0